Fair Value - Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets [Abstract]
Cash and cash equivalents	$ 37,689	$ 48,412	$ 78,321	$ 24,204
Available for sale securities, at fair value	176,513	230,814
Loans held for sale	5,100	5,600
Loans and Leases Receivable, Net Amount	685,163	618,626
Federal Home Loan Bank Stock	8,078	8,388
Accrued interest receivable	3,215	3,539
Financial Liabilities [Abstract]
Deposits	705,148	701,926
Mortgagors' and investors' escrow accounts	3,207	3,291
Federal Home Loan Bank advances	98,069	100,069
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and cash equivalents	37,689	48,412
Available for sale securities, at fair value	176,513	230,814
Loans held for sale	5,069	5,558
Loans and Leases Receivable, Net Amount	685,163	618,626
Federal Home Loan Bank Stock	8,078	8,388
Accrued interest receivable	3,215	3,539
Financial Liabilities [Abstract]
Deposits	705,148	701,926
Mortgagors' and investors' escrow accounts	3,207	3,291
Federal Home Loan Bank advances	98,069	100,069
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Derivative Assets [Abstract]
Derivative Loan Commitments	13	78
Forward Sale Loan Commitments, Asset	4	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	3
Forward Sale Loan Commitments, Liability	1	90
Interest Rate Derivative Liabilities, at Fair Value	849	462
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	37,689	48,412
Available-for-sale Securities, Fair Value Disclosure	176,513	230,814
Loans Held-for-sale, Fair Value Disclosure	5,232	5,652
Loans Receivable, Fair Value Disclosure	703,925	629,142
Federal Home Loan Bank Stock, Fair Value Disclosure	8,078	8,388
Interest Receivable, Fair Value Disclosure	3,215	3,539
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	709,357	704,333
Motgagors' and investors' escrow accounts, Fair Value Disclosure	3,207	3,291
Federal Home Loan Bank Borrowings, Fair Value Disclosure	102,919	105,666
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	5,268	4,399
Derivative Assets [Abstract]
Derivative Loan Commitments	13	78
Forward Sale Loan Commitments, Asset	4	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	3
Forward Sale Loan Commitments, Liability	1	90
Interest Rate Derivative Liabilities, at Fair Value	849	462
Fair Value, Inputs, Level 1 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	37,689	48,412
Available-for-sale Securities, Fair Value Disclosure	1,035	2,866
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Interest Receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Motgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	0
Forward Sale Loan Commitments, Liability	0	0
Interest Rate Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available-for-sale Securities, Fair Value Disclosure	171,082	225,031
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Interest Receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Motgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	102,919	105,666
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	5,268	4,399
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	0
Forward Sale Loan Commitments, Liability	0	0
Interest Rate Derivative Liabilities, at Fair Value	849	462
Fair Value, Inputs, Level 3 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available-for-sale Securities, Fair Value Disclosure	4,396	2,917
Loans Held-for-sale, Fair Value Disclosure	5,232	5,652
Loans Receivable, Fair Value Disclosure	703,925	629,142
Federal Home Loan Bank Stock, Fair Value Disclosure	8,078	8,388
Interest Receivable, Fair Value Disclosure	3,215	3,539
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	709,357	704,333
Motgagors' and investors' escrow accounts, Fair Value Disclosure	3,207	3,291
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	13	78
Forward Sale Loan Commitments, Asset	4	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	3
Forward Sale Loan Commitments, Liability	1	90
Interest Rate Derivative Liabilities, at Fair Value	$ 0	$ 0